Property, plant and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, plant and equipment, net

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Office equipment	1,024,191	1,011,847	148,563
Mechanical equipment	1,059,178	1,059,178	155,512
Electronic and other equipment	1,729,181	1,057,713	155,297
Vehicles	114,182	70,200	10,307
Subtotal	3,926,732	3,198,938	469,679
Less: accumulated depreciation	(3,435,165)	(2,873,804)	(421,942)
Total	491,567	325,134	47,737